Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties	Related party amounts due to or from the De Agostini Group are as follows:

	December 31,
($ in millions)	2022	2021
Trade receivables	2	—
Tax-related receivables	—	4
Trade payables	1	1
Tax-related payables	3	3